Schedule of Oil and Gas Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	$ 33,892,334	$ 3,852,161
Additions	56,381,768	44,369,191
JV Contribution	(29,623,835)	(6,656,785)
Change in ARO estimate and additions	706,261	(3,871,334)
Currency translation adjustment	(18,644,910)	(4,748,897)
Impact of hyperinflation	22,081,979	947,998
Reclassified as assets held for sale (Note 5)	(3,036,216)
Cost, Ending Balance	61,757,381	33,892,334
Accumulated depletion, Beginning Balance	3,842,540	2,431,548
Depletion	5,119,174	1,451,032
Impact of hyperinflation	1,566,169	(40,040)
Currency translation adjustment	(1,424,602)
Accumulated depletion, Ending Balance	9,103,281	3,842,540
Net book value, Beginning Balance	30,049,794
Net book value, Ending Balance	52,654,100	30,049,794
South Akcakoca Sub-Basin [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	31,334,321	1,398,676
Additions	56,381,768	44,369,191
JV Contribution	(29,623,835)	(6,656,785)
Change in ARO estimate and additions	706,159	(3,865,772)
Currency translation adjustment	(17,696,392)	(4,748,897)
Impact of hyperinflation	21,039,584	837,908
Reclassified as assets held for sale (Note 5)	(3,036,216)
Cost, Ending Balance	59,105,389	31,334,321
Accumulated depletion, Beginning Balance	1,972,988	743,647
Depletion	5,038,009	1,263,556
Impact of hyperinflation	804,164	(34,215)
Currency translation adjustment	(731,475)
Accumulated depletion, Ending Balance	7,083,686	1,972,988
Net book value, Beginning Balance	29,361,333
Net book value, Ending Balance	52,021,703	29,361,333
Cendere [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	2,558,013	2,453,485
Additions
JV Contribution
Change in ARO estimate and additions	102	(5,562)
Currency translation adjustment	(948,518)
Impact of hyperinflation	1,042,395	110,090
Reclassified as assets held for sale (Note 5)
Cost, Ending Balance	2,651,992	2,558,013
Accumulated depletion, Beginning Balance	1,869,552	1,687,901
Depletion	81,165	187,476
Impact of hyperinflation	762,005	(5,825)
Currency translation adjustment	(693,127)
Accumulated depletion, Ending Balance	2,019,595	1,869,552
Net book value, Beginning Balance	688,461
Net book value, Ending Balance	$ 632,397	$ 688,461